Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Profit or loss [abstract]
Earnings (Loss) Per Share

Note 22 – Earnings (Loss) Per Share:

Details regarding the number of shares in the calculation of profit or (loss) per share

	For the year ended December 31
	2024		2023		2022
		Profit (loss)		Profit (loss)		Profit (loss)
	Weighted number of shares	NIS in thousands	Weighted number of shares	NIS in thousands	Weighted number of shares	NIS in thousands

Number of shares and profit (loss) for calculating basic profit (loss) per share	45,869,177	(67,795)	45,572,689	(61,959)	45,352,601	44,819

Options which could potentially be dilutive in the future, antidilutive in 2024, 2023 and 2022	-	-	-	-	54,271	-